                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Builder Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six-month period ended March 31, 2005

Total Return for the Six Months Ended March 31, 2005

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Equity Income Funds Index[3]
7.10%	6.69%	6.73%	7.23%	10.48%	0.13%	8.31%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Generally, the performance of the domestic equity markets was favorable during the reporting period, although there were still visible undercurrents of volatility. Against this backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate a number of times over the reporting period. Largely anticipated by investors, these surges did not cause major market disruptions. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

The markets saw particularly strong performance in the fourth quarter of 2004. Prior to the reporting period, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors helped set the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, the period ended on a less-positive note, as rising oil prices and interest rates gave investors pause.

Value stocks outperformed growth stocks, with most of the positive return earned in the final three months of the period. Within the Fund's benchmark, the Russell 1000 Value Index, every sector except telecommunications services posted positive returns during the reporting period.

Performance Analysis

Morgan Stanley Income Builder Fund underperformed both the Russell 1000 Value Index and the Lipper Equity Income Funds Index and outperformed the Lehman Brothers U.S. Government/Credit Index for the six months ended March 31, 2005, assuming no deduction of applicable sales charges.

Across all portfolio sectors, the Fund reaped gains. Relative to the Russell 1000 Value Index, the Fund benefited particularly from an underweighting in financials. More specifically, the Fund held less exposure to interest rate sensitive bank stocks, which were negatively affected by rate hikes. The Fund also profited from its overweighted position in insurance stocks relative to the Russell 1000 Value Index. Insurance stocks are less sensitive to interest rate changes, and the insurance industry has gained pricing power. (In other words, these companies have been able to increase prices for their policies.) The Fund's telecommunications-service allocation also helped performance. Overall, the Fund had an underweighting relative to the index, which limited exposure to the struggling sector. Additionally, a number of the telecommunication service companies that the Fund held performed well. Fund returns were also bolstered by industrial stocks. As a group, industrials were well positioned against the backdrop of early stage recovery, and the Fund included several particularly strong performers that benefited from company-specific events.

Not all factors proved so advantageous. To provide diversification and to seek to mitigate risk, the Fund includes convertibles and other debt securities. However, during the reporting period, this long-term strategy resulted in more muted overall performance versus the Russell 1000 Value Index as bonds generally trailed stocks.

Relative to the Russell Value 1000 Index, the Fund's energy stocks dampened performance. The Fund had reduced energy exposure in late 2004, resulting in an underweighted position versus that of the benchmark. As oil prices rose, energy stocks appreciated, and the Fund did not participate in these gains as fully as the stocks in the index. Although on an absolute basis the Fund's technology position contributed gains, its technology stake hindered relative performance. The Fund held an overweighted position in software and services stocks and an underweighted position in hardware and equipment service stocks relative to the Russell 1000 Value Index. However, software and services lagged, while hardware and equipment performed well. Additionally, health care exposure detracted from performance. Within health care, the Fund was overweighted in this sector relative to the Russell 1000 Value Index, and more specifically, in pharmaceutical stocks. Many of these names did not lose money, but they did not gain briskly.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

TOP 10 HOLDINGS
Clear Channel Communications, Inc.	3.0%
Starwood Hotels & Resorts Worldwide, Inc.	2.9
Disney (Walt) Co. (The)	2.4
Lehman Brothers Holdings Inc.	2.4
Diamond Offshore Drilling Inc.	2.3
Schering-Plough Corp.	1.9
Toll Corp.	1.9
FPL Group, Inc.	1.9
Travelers Property Casualty Corp.	1.8
Bristol-Myers Squibb Co.	1.7

PORTFOLIO COMPOSITION
Common Stocks	56.3%
Corporate Bonds	19.1
Convertible Bonds	16.3
Convertible Preferred Stocks	6.0
Short-Term Investments	2.3

Data as of March 31, 2005. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in income-producing equity and fixed-income securities, with normally at least 65% of its assets invested in income-producing equity securities, including common stock, preferred stock, convertible securities and real estate investment trusts (commonly known as "REITs"). The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., utilizes a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which, in the opinion of the Investment Adviser, have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small-, mid- and large-cap companies – including "synthetic" and "exchangeable" convertibles. The Fund's investments can also include "Rule 144A" securities, which are subject to resale restrictions, and foreign securities.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 06/26/96)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	INBAX		INBBX		INBCX		INBDX
1 Year	7.72	%(4)	6.89	%(4)	6.95	%(4)	7.98	%(4)
	2.06	(5)	1.89	(5)	5.95	(5)	—
5 Years	5.40	(4)	4.60	(4)	4.60	(4)	5.64	(4)
	4.27	(5)	4.26	(5)	4.60	(5)	—
Since Inception	5.03	(4)	6.54	(4)	4.26	(4)	5.30	(4)
	4.30	(5)	6.54	(5)	4.26	(5)	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Equity Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 – 03/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	10/01/04	03/31/05	10/01/04 – 03/31/05
Class A
Actual (7.10% return)	$1,000.00	$1,071.00	$6.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.19
Class B
Actual (6.69% return)	$1,000.00	$1,066.90	$10.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.01	$10.00
Class C
Actual (6.73% return)	$1,000.00	$1,067.30	$10.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.16	$9.85
Class D
Actual (7.23% return)	$1,000.00	$1,072.30	$5.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund's annualized expense ratio of 1.23%, 1.99%, 1.96% and 0.99% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (55.8%)
	Aerospace & Defense (1.2%)
17,670	Northrop Grumman Corp.	$953,827
24,270	Raytheon Co.	939,249
		1,893,076
	Beverages: Non-Alcoholic (0.9%)
32,550	Coca-Cola Co. (The)	1,356,358
	Biotechnology (0.4%)
19,400	Chiron Corp.*	680,164
	Broadcasting (1.1%)
48,550	Clear Channel Communications, Inc.	1,673,518
	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp.*†(a)	0
	Chemicals: Major Diversified (2.6%)
76,180	Bayer AG (ADR) (Germany)	2,520,796
27,460	Dow Chemical Co. (The)	1,368,881
7,618	Lanxess (Germany)*	156,931
		4,046,608
	Computer Processing Hardware (0.5%)
34,200	Hewlett-Packard Co.	750,348
	Department Stores (0.8%)
24,500	Kohl's Corp.*	1,264,935
	Discount Stores (1.6%)
14,440	Target Corp.	722,289
35,800	Wal-Mart Stores, Inc.	1,793,938
		2,516,227
	Electric Utilities (2.4%)
20,800	American Electric Power Co., Inc.	708,448
11,100	Consolidated Edison, Inc.	468,198
14,440	Entergy Corp.	1,020,330
16,250	Exelon Corp.	745,712
18,560	FirstEnergy Corp.	778,592
		3,721,280
	Finance/Rental/Leasing (1.0%)
25,110	Freddie Mac	1,586,952
	Financial Conglomerates (3.8%)
46,693	Citigroup, Inc.	2,098,383
71,238	JPMorgan Chase & Co.	2,464,835

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
17,770	Prudential Financial, Inc.	$1,019,998
8,700	State Street Corp.	380,364
		5,963,580
	Financial Publishing/Services (0.5%)
23,730	Equifax, Inc.	728,274
	Food: Major Diversified (1.3%)
20,520	Kraft Foods Inc. (Class A)	678,186
19,300	Unilever N.V. (NY Registered Shares) (Netherlands)	1,320,506
		1,998,692
	Food: Specialty/Candy (0.7%)
25,200	Cadbury Schweppes PLC (ADR) (United Kingdom)	1,025,640
	Hotels/Resorts/Cruiselines (0.3%)
6,990	Marriott International, Inc. (Class A)	467,351
	Household/Personal Care (0.7%)
17,950	Kimberly-Clark Corp.	1,179,854
	Industrial Conglomerates (1.7%)
53,860	General Electric Co.	1,942,192
9,238	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	735,807
		2,677,999
	Industrial Machinery (0.4%)
10,030	Parker Hannifin Corp.	611,028
	Information Technology Services (0.5%)
6,570	Accenture Ltd. (Class A) (Bermuda)*	158,665
7,100	International Business Machines Corp.	648,798
		807,463
	Integrated Oil (4.6%)
32,850	BP PLC (ADR) (United Kingdom)	2,049,840
13,833	ConocoPhillips	1,491,751
28,480	Exxon Mobil Corp.	1,697,408
32,990	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	1,980,720
		7,219,719
	Investment Banks/Brokers (3.2%)
3,150	Goldman Sachs Group, Inc. (The)	346,469
21,850	Lehman Brothers Holdings Inc.	2,057,396
32,200	Merrill Lynch & Co., Inc.	1,822,520
71,100	Schwab (Charles) Corp. (The)	747,261
		4,973,646

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (0.2%)
23,900	Aegon N.V. (ARS) (Netherlands)	$321,694
	Major Banks (1.2%)
28,280	Bank of America Corp.	1,247,148
12,090	PNC Financial Services Group	622,393
		1,869,541
	Major Telecommunications (1.8%)
27,500	France Telecom S.A. (ADR) (France)	821,425
23,810	Sprint Corp. (FON Group)	541,678
41,810	Verizon Communications Inc.	1,484,255
		2,847,358
	Managed Health Care (0.9%)
15,700	CIGNA Corp.	1,402,010
	Media Conglomerates (2.8%)
56,520	Disney (Walt) Co. (The)	1,623,820
127,320	Time Warner, Inc.*	2,234,466
14,600	Viacom Inc. (Class B) (Non-Voting)	508,518
		4,366,804
	Medical Specialties (0.9%)
9,100	Applera Corp. – Applied Biosystems Group	179,634
16,390	Bausch & Lomb, Inc.	1,201,387
		1,381,021
	Motor Vehicles (1.2%)
72,400	Honda Motor Co., Ltd. (ADR) (Japan)	1,812,896
	Multi-Line Insurance (0.8%)
18,090	Hartford Financial Services Group, Inc. (The)	1,240,250
	Oil & Gas Pipelines (0.7%)
56,100	Williams Companies, Inc. (The)	1,055,241
	Oil Refining/Marketing (0.8%)
16,540	Valero Energy Corp.	1,211,886
	Oilfield Services/Equipment (1.1%)
24,510	Schlumberger Ltd. (Netherlands; Antilles)	1,727,465
	Packaged Software (0.5%)
39,300	Symantec Corp.*	838,269

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (6.6%)
105,990	Bristol-Myers Squibb Co.	$2,698,505
16,500	GlaxoSmithKline PLC (ADR) (United Kingdom)	757,680
21,500	Lilly (Eli) & Co.	1,120,150
32,320	Roche Holdings Ltd. (ADR) (Switzerland)	1,748,512
23,860	Sanofi-Aventis (ADR) (France)	1,010,232
96,370	Schering-Plough Corp.	1,749,116
28,740	Wyeth	1,212,253
		10,296,448
	Precious Metals (0.8%)
29,600	Newmont Mining Corp.	1,250,600
	Property – Casualty Insurers (1.9%)
21,110	Chubb Corp. (The)	1,673,390
34,070	St. Paul Travelers Companies, Inc. (The)	1,251,391
		2,924,781
	Railroads (0.8%)
33,550	Norfolk Southern Corp.	1,243,028
	Restaurants (0.3%)
14,540	McDonald's Corp.	452,776
	Semiconductors (0.8%)
31,250	Intel Corp.	725,938
51,800	Micron Technology, Inc.*	535,612
		1,261,550
	Telecommunication Equipment (0.5%)
50,017	Motorola, Inc.	748,754
	Tobacco (0.7%)
16,790	Altria Group, Inc.	1,097,898
	Wireless Telecommunications (0.3%)
19,300	Nextel Communications, Inc. (Class A)*	548,506
	Total Common Stocks (Cost $74,890,487)	87,041,488

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Convertible Bonds (16.1%)
	Airlines (1.5%)
$2,800	Continental Airlines Inc.	4.50%		02/01/07	$2,334,500
	Biotechnology (1.4%)
1,800	Invitrogen Inc.	2.00		08/01/23	2,135,250
	Cable/Satellite TV (1.3%)
2,000	Echostar Communications Corp.	5.75		05/15/08	1,992,500
	Contract Drilling (2.3%)
6,000	Diamond Offshore Drilling Inc.	0.00		06/06/20	3,577,500
	Electric Utilities (0.5%)
297	PG&E Corp.	9.50		06/30/10	801,157
	Electronic Components (0.6%)
1,000	SCI Systems, Inc.	3.00		03/15/07	968,750
	Electronic Equipment/Instruments (0.3%)
436	Agilent Technologies, Inc.	3.00	‡	12/01/21	430,550
	Electronic Production Equipment (1.1%)
1,900	Veeco Instruments, Inc.	4.125		12/21/08	1,809,750
	Hospital/Nursing Management (1.3%)
2,000	Lifepoint Hospitals Holdings	4.50		06/01/09	2,062,500
	Hotels/Resorts/Cruiselines (1.5%)
2,000	Hilton Hotels Corp. – 144A**	3.375		04/15/23	2,325,000
	Household/Personal Care (1.7%)
2,000	Church & Dwight Co., Inc. – 144A**	5.25		08/15/33	2,670,000
	Internet Retail (0.8%)
1,214	Amazon.com, Inc.	4.75		02/01/09	1,207,930
	Investment Banks/Brokers (0.5%)
741	E*Trade Financial Corp.	6.00		02/01/07	753,967
	Media Conglomerates (1.3%)
1,920	Disney (Walt) Co. (The)	2.125		04/15/23	2,119,200
	Total Convertible Bonds (Cost $24,382,411)				25,188,554
	Corporate Bonds (18.9%)
	Agricultural Commodities/Milling (1.6%)
2,250	Corn Products International Inc.	8.25		07/15/07	2,430,133
	Apparel/Footwear (1.5%)
2,250	Tommy Hilfiger USA Inc.	6.85		06/01/08	2,289,375

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Broadcasting (1.9%)
$2,800	Clear Channel Communications, Inc.	8.00%	11/01/08	$3,020,192
	Cable/Satellite TV (0.1%)
125	CSC Holdings, Inc.	7.625	07/15/18	130,625
	Containers/Packaging (0.2%)
225	Ball Corp.	7.75	08/01/06	233,156
	Electric Utilities (0.3%)
100	CMS Energy Corp.	7.50	01/15/09	103,500
50	MidAmerican Energy Holdings	7.63	10/15/07	53,701
113	Niagara Mohawk Power (Series F)	7.625	10/01/05	115,643
175	Niagara Mohawk Power (Series G)	7.75	10/01/08	193,436
				466,280
	Engineering & Construction (0.1%)
225	Mastec Inc. (Series B)	7.75	02/01/08	219,375
	Finance/Rental/Leasing (0.2%)
290	Williams Scotsman, Inc.	9.875	06/01/07	290,000
	Home Building (2.0%)
75	D.R. Horton Inc.	8.00	02/01/09	81,008
2,800	Toll Corp.	8.25	02/01/11	2,989,000
				3,070,008
	Hospital/Nursing Management (1.1%)
1,702	Manor Care, Inc.	7.50	06/15/06	1,762,186
	Hotels/Resorts/Cruiselines (2.9%)
400	Starwood Hotels & Resorts Worldwide, Inc.	7.375	11/15/15	432,000
3,700	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	4,060,750
				4,492,750
	Managed Health Care (1.4%)
2,000	Magellan Health Services, Inc. (Series A)	9.375	11/15/08	2,162,500
	Medical/Nursing Services (0.1%)
225	Prime Medical Services Inc.	8.75	04/01/08	229,405
	Miscellaneous Manufacturing (0.1%)
200	Ametek Inc.	7.20	07/15/08	213,681
	Other Consumer Specialties (0.0%)
79	Boyds Collection Ltd. (Series B)	9.00	05/15/08	75,445
	Other Metals/Minerals (1.2%)
1,800	USEC Inc.	6.625	01/20/06	1,822,500

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Publishing: Books/Magazines (0.0%)
$50	Primedia, Inc.	7.625%	04/01/08	$50,375
	Publishing: Newspapers (1.3%)
2,000	Media General Inc.	6.95	09/01/06	2,064,910
	Pulp & Paper (0.1%)
125	Fibermark, Inc.	9.375	10/15/06	90,312
	Specialty Stores (1.3%)
300	Home Interiors & Gifts Inc.	10.125	06/01/08	249,000
1,764	National Vision Inc.	12.00	03/30/09	1,754,971
				2,003,971
	Trucks/Construction/Farm Machinery (1.5%)
2,300	Navistar International (Series B)	9.375	06/01/06	2,409,250
	Total Corporate Bonds (Cost $28,868,215)			29,526,429

NUMBER OF SHARES
	Convertible Preferred Stocks (5.9%)
	Electric Utilities (1.9%)
47,000	FPL Group, Inc. $4.00	2,914,470
	Investment Banks/Brokers (1.0%)
62,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	1,636,800
	Pharmaceuticals: Major (0.8%)
25,500	Schering-Plough Corp. $3.00	1,282,650
	Property – Casualty Insurers (1.0%)
70,000	Travelers Property Casualty Corp. $1.125	1,548,400
	Telecommunication Equipment (1.2%)
1,800	Lucent Technologies Capital Trust $77.50	1,818,000
	Total Convertible Preferred Stocks (Cost $8,815,975)	9,200,320

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (2.3%)
	Repurchase Agreements
$3,425	Joint repurchase agreement account (dated 03/31/05; proceeds $3,425,271) (b) (Cost $3,425,000)	2.85%	04/01/05	$3,425,000
197	The Bank of New York (dated 03/31/05; proceeds $196,776) (c) (Cost $196,761)	2.683	04/01/05	196,761
	Total Short-Term Investments (Cost $3,621,761)			3,621,761
	Total Investments (Cost $140,578,849) (d)		99.0%	154,578,552
	Other Assets in Excess of Liabilities		1.0	1,529,162
	Net Assets		100.0%	$156,107,714

ADR	American Depositary Receipt.
ARS	American Registered Shares.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Resale is restricted; acquired 12/31/95 at a cost basis of $21,129.
‡	Variable rate security. Rate shown is the rate in effect at March 31, 2005.
(a)	Fair valued security.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Collateralized by Federal National Mortgage Association 5.50% due 04/01/34 valued at $200,696.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,156,769 and the aggregate gross unrealized depreciation is $5,157,066, resulting in net unrealized appreciation of $13,999,703.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Summary of Investments March 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Pharmaceuticals: Major	$11,579,098	7.4%
Electric Utilities	7,903,187	5.1
Investment Banks/Brokers	7,364,413	4.7
Hotels/Resorts/Cruiselines	7,285,101	4.7
Integrated Oil	7,219,719	4.6
Media Conglomerates	6,486,004	4.1
Financial Conglomerates	5,963,580	3.8
Broadcasting	4,693,710	3.0
Property – Casualty Insurers	4,473,181	2.9
Chemicals: Major Diversified	4,046,608	2.6
Household/Personal Care	3,849,854	2.5
Hospital/Nursing Management	3,824,686	2.4
Repurchase Agreements	3,621,761	2.3
Contract Drilling	3,577,500	2.3
Managed Health Care	3,564,510	2.3
Home Building	3,070,008	2.0
Major Telecommunications	2,847,358	1.8
Biotechnology	2,815,414	1.8
Industrial Conglomerates	2,677,999	1.7
Telecommunication Equipment	2,566,754	1.6
Discount Stores	2,516,227	1.6
Agricultural Commodities/Milling	2,430,133	1.6
Trucks/Construction/Farm Machinery	2,409,250	1.5
Airlines	2,334,500	1.5
Apparel/Footwear	2,289,375	1.5
Cable/Satellite TV	2,123,125	1.4
Publishing: Newspapers	2,064,910	1.3
Specialty Stores	2,003,971	1.3
Food: Major Diversified	1,998,692	1.3
Aerospace & Defense	1,893,076	1.2
Finance/Rental/Leasing	1,876,952	1.2
Major Banks	1,869,541	1.2
Other Metals/Minerals	1,822,500	1.2
Motor Vehicles	1,812,896	1.2
Electronic Production Equipment	$1,809,750	1.2%
Oilfield Services/Equipment	1,727,465	1.1
Medical Specialties	1,381,021	0.9
Beverages: Non-Alcoholic	1,356,358	0.9
Department Stores	1,264,935	0.8
Semiconductors	1,261,550	0.8
Precious Metals	1,250,600	0.8
Railroads	1,243,028	0.8
Multi-Line Insurance	1,240,250	0.8
Oil Refining/Marketing	1,211,886	0.8
Internet Retail	1,207,930	0.8
Tobacco	1,097,898	0.7
Oil & Gas Pipelines	1,055,241	0.7
Food: Specialty/Candy	1,025,640	0.7
Electronic Components	968,750	0.6
Packaged Software	838,269	0.5
Information Technology Services	807,463	0.5
Computer Processing Hardware	750,348	0.5
Financial Publishing/Services	728,274	0.5
Industrial Machinery	611,028	0.4
Wireless Telecommunications	548,506	0.3
Restaurants	452,776	0.3
Electronic Equipment/Instruments	430,550	0.3
Life/Health Insurance	321,694	0.2
Containers/Packaging	233,156	0.1
Medical/Nursing Services	229,405	0.1
Engineering & Construction	219,375	0.1
Miscellaneous Manufacturing	213,681	0.1
Pulp & Paper	90,312	0.1
Other Consumer Specialties	75,445	0.0
Publishing: Books/Magazines	50,375	0.0
	$154,578,552	99.0%

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Investments in securities, at value
(cost $140,578,849)	$154,578,552
Cash	109,637
Receivable for:
Investments sold	988,846
Interest	850,926
Dividends	213,245
Shares of beneficial interest sold	63,387
Prepaid expenses and other assets	32,402
Total Assets	156,836,995
Liabilities:
Payable for:
Investments purchased	319,133
Distribution fee	130,437
Shares of beneficial interest redeemed	124,616
Investment advisory fee	90,511
Administration fee	10,807
Accrued expenses and other payables	53,777
Total Liabilities	729,281
Net Assets	$156,107,714
Composition of Net Assets:
Paid-in-capital	$173,767,581
Net unrealized appreciation	13,999,703
Accumulated undistributed net investment income	1,728,132
Accumulated net realized loss	(33,387,702)
Net Assets	$156,107,714
Class A Shares:
Net Assets	$3,854,666
Shares Outstanding (unlimited authorized, $.01 par value)	343,804
Net Asset Value Per Share	$11.21
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.83
Class B Shares:
Net Assets	$129,122,249
Shares Outstanding (unlimited authorized, $.01 par value)	11,504,879
Net Asset Value Per Share	$11.22
Class C Shares:
Net Assets	$20,708,136
Shares Outstanding (unlimited authorized, $.01 par value)	1,850,045
Net Asset Value Per Share	$11.19
Class D Shares:
Net Assets	$2,422,663
Shares Outstanding (unlimited authorized, $.01 par value)	216,097
Net Asset Value Per Share	$11.21

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $12,950 foreign withholding tax)	$1,860,332
Interest	1,658,943
Total Income	3,519,275
Expenses
Distribution fee (Class A shares)	4,605
Distribution fee (Class B shares)	668,094
Distribution fee (Class C shares)	101,174
Investment advisory fee	549,672
Transfer agent fees and expenses	80,191
Administration fee	53,421
Professional fees	34,466
Shareholder reports and notices	30,471
Registration fees	26,524
Custodian fees	9,436
Trustees' fees and expenses	1,010
Other	10,278
Total Expenses	1,569,342
Net Investment Income	1,949,933
Net Realized and Unrealized Gain:
Net realized gain	7,427,217
Net change in unrealized appreciation	1,353,601
Net Gain	8,780,818
Net Increase	$10,730,751

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2005	FOR THE YEAR ENDED SEPTEMBER 30, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,949,933	$3,713,846
Net realized gain	7,427,217	9,540,822
Net change in unrealized appreciation	1,353,601	4,898,385
Net Increase	10,730,751	18,153,053
Dividends to Shareholders from Net Investment Income:
Class A shares	(55,252)	(99,297)
Class B shares	(1,419,724)	(2,913,358)
Class C shares	(230,315)	(429,927)
Class D shares	(37,795)	(86,033)
Total Dividends	(1,743,086)	(3,528,615)
Net decrease from transactions in shares of beneficial interest	(14,348,231)	(23,101,097)
Net Decrease	(5,360,566)	(8,476,659)
Net Assets:
Beginning of period	161,468,280	169,944,939
End of Period (Including accumulated undistributed net investment income of $1,728,132 and $1,521,285, respectively)	$156,107,714	$161,468,280

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of daily net assets not exceeding $500 million and 0.645% to the portion of daily net assets in excess of $500 million.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited) continued

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the next assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,681,681 at March 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $64,799 and $454, respectively and received $17,955 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited) continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $33,540,119 and $45,641,785, respectively.

For the six months ended March 31, 2005, the Fund incurred $1,268 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At March 31, 2005, Morgan Stanley Funds of Funds – Domestic Portfolio, an affiliate of the Investment Adiviser, Administrator and Distributor, held 108,539 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $17,100.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Fund had a net capital loss carryforward of $40,529,574 of which $7,265,841 will expire on September 30, 2009, $11,752,540 will expire on September 30, 2010, and $21,511,193 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	58,710	$654,542	132,361	$1,374,769
Reinvestment of dividends	3,537	39,577	6,737	70,738
Redeemed	(54,201)	(604,136)	(107,462)	(1,137,109)
Net increase – Class A	8,046	89,983	31,636	308,398
CLASS B SHARES
Sold	552,267	6,156,192	1,701,694	17,836,336
Reinvestment of dividends	91,217	1,022,628	198,989	2,091,173
Redeemed	(1,815,156)	(20,172,524)	(4,009,233)	(42,142,658)
Net decrease – Class B	(1,171,672)	(12,993,704)	(2,108,550)	(22,215,149)
CLASS C SHARES
Sold	85,636	950,447	244,425	2,555,937
Reinvestment of dividends	16,330	182,567	32,336	339,122
Redeemed	(203,448)	(2,248,604)	(379,869)	(3,991,035)
Net decrease – Class C	(101,482)	(1,115,590)	(103,108)	(1,095,976)
CLASS D SHARES
Sold	18,935	214,164	69,252	716,655
Reinvestment of dividends	1,533	17,150	3,861	40,500
Redeemed	(50,740)	(560,234)	(80,813)	(855,525)
Net decrease – Class D	(30,272)	(328,920)	(7,700)	(98,370)
Net decrease in Fund	(1,295,380)	$(14,348,231)	(2,187,722)	$(23,101,097)

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2005 (unaudited) continued

excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought to leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Income Builder Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.61		$9.76	$8.50	$9.74	$10.36	$10.98
Income (loss) from investment operations:
Net investment income‡	0.17		0.30	0.29	0.37	0.49	0.53
Net realized and unrealized gain (loss)	0.59		0.85	1.26	(1.21)	(0.59)	(0.26)
Total income (loss) from investment operations	0.76		1.15	1.55	(0.84)	(0.10)	0.27
Less dividends and distributions from:
Net investment income	(0.16)		(0.30)	(0.29)	(0.40)	(0.52)	(0.51)
Net realized gain	—		—	—	—	—	(0.38)
Total dividends and distributions	(0.16)		(0.30)	(0.29)	(0.40)	(0.52)	(0.89)
Net asset value, end of period	$11.21		$10.61	$9.76	$8.50	$9.74	$10.36
Total Return†	7.10	% (1)	11.82%	18.42%	(9.09)%	(1.06)%	2.71%
Ratios to Average Net Assets(3):
Expenses	1.23	% (2)	1.26%	1.29%	1.23%	1.17%	1.21%
Net investment income	3.15	% (2)	2.87%	3.15%	3.67%	4.61%	4.92%
Supplemental Data:
Net assets, end of period, in thousands	$3,855		$3,562	$2,969	$1,858	$1,791	$2,872
Portfolio turnover rate	22	% (1)	33%	59%	67%	29%	38%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.62		$9.77	$8.51	$9.74	$10.37	$10.98
Income (loss) from investment operations:
Net investment income‡	0.13		0.22	0.22	0.29	0.41	0.44
Net realized and unrealized gain (loss)	0.59		0.85	1.26	(1.20)	(0.60)	(0.23)
Total income (loss) from investment operations	0.72		1.07	1.48	(0.91)	(0.19)	0.21
Less dividends and distributions from:
Net investment income	(0.12)		(0.22)	(0.22)	(0.32)	(0.44)	(0.44)
Net realized gain	—		—	—	—	—	(0.38)
Total dividends and distributions	(0.12)		(0.22)	(0.22)	(0.32)	(0.44)	(0.82)
Net asset value, end of period	$11.22		$10.62	$9.77	$8.51	$9.74	$10.37
Total Return†	6.69	% (1)	10.94%	17.65%	(9.81)%	(1.83)%	2.00%
Ratios to Average Net Assets(3):
Expenses	1.99	% (2)	2.02%	2.04%	1.98%	1.95%	1.97%
Net investment income	2.39	% (2)	2.11%	2.40%	2.92%	3.83%	4.16%
Supplemental Data:
Net assets, end of period, in thousands	$129,122		$134,621	$144,468	$138,129	$186,994	$223,413
Portfolio turnover rate	22	% (1)	33%	59%	67%	29%	38%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.59		$9.75	$8.49	$9.72	$10.34	$10.96
Income (loss) from investment operations:
Net investment income‡	0.13		0.22	0.22	0.29	0.41	0.44
Net realized and unrealized gain (loss)	0.59		0.84	1.26	(1.20)	(0.59)	(0.24)
Total income (loss) from investment operations	0.72		1.06	1.48	(0.91)	(0.18)	0.20
Less dividends and distributions from:
Net investment income	(0.12)		(0.22)	(0.22)	(0.32)	(0.44)	(0.44)
Net realized gain	—		—	—	—	—	(0.38)
Total dividends and distributions	(0.12)		(0.22)	(0.22)	(0.32)	(0.44)	(0.82)
Net asset value, end of period	$11.19		$10.59	$9.75	$8.49	$9.72	$10.34
Total Return†	6.73	% (1)	10.87%	17.57%	(9.73)%	(1.84)%	2.01%
Ratios to Average Net Assets(3):
Expenses	1.96	% (2)	2.02%	2.04%	1.98%	1.93%	1.96%
Net investment income	2.42	% (2)	2.11%	2.40%	2.92%	3.85%	4.17%
Supplemental Data:
Net assets, end of period, in thousands	$20,708		$20,671	$20,028	$16,399	$20,505	$25,594
Portfolio turnover rate	22	% (1)	33%	59%	67%	29%	38%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.61		$9.76	$8.50	$9.74	$10.36	$10.99
Income (loss) from investment operations:
Net investment income‡	0.19		0.33	0.32	0.40	0.50	0.54
Net realized and unrealized gain (loss)	0.59		0.84	1.25	(1.22)	(0.57)	(0.24)
Total income (loss) from investment operations	0.78		1.17	1.57	(0.82)	(0.07)	0.30
Less dividends and distributions from:
Net investment income	(0.18)		(0.32)	(0.31)	(0.42)	(0.55)	(0.55)
Net realized gain	—		—	—	—	—	(0.38)
Total dividends and distributions	(0.18)		(0.32)	(0.31)	(0.42)	(0.55)	(0.93)
Net asset value, end of period	$11.21		$10.61	$9.76	$8.50	$9.74	$10.36
Total Return†	7.23	% (1)	12.08%	18.70%	(8.87)%	(0.80)%	2.98%
Ratios to Average Net Assets(3):
Expenses	0.99	% (2)	1.02%	1.04%	0.98%	0.95%	0.97%
Net investment income	3.39	% (2)	3.11%	3.40%	3.92%	4.83%	5.16%
Supplemental Data:
Net assets, end of period, in thousands	$2,423		$2,614	$2,480	$1,326	$136	$712
Portfolio turnover rate	22	% (1)	33%	59%	67%	29%	38%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

38421RPT-RA05-00391P-Y03/05	MORGAN STANLEY FUNDS
Morgan Stanley Income Builder Fund Semiannual Report March 31, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005
                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 19, 2005                                /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 19, 2005                               /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9